Summary of Significant Accounting Policies (Details) - Schedule of Net Income (Loss) Per Common Share - USD ($)	3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Denominator:
Weighted-average shares outstanding	5,750,000	5,750,000		5,750,000	5,076,007	5,259,589
Basic and diluted net (loss) income per share	$ (0.02)	$ 0.02		$ 0.01	$ 0.06	$ (0.07)
Earnings Per Share, Diluted	$ (0.02)	$ 0.02	$ 0	$ 0.01	$ 0.06	$ (0.07)
Redeemable common stock [Member]
Numerator:
Allocation of net (loss) income	$ (134,928)	$ 95,763		$ 82,203	$ 300,326	$ (377,606)
Denominator:
Weighted-average shares outstanding	5,750,000	5,750,000		5,750,000	5,076,007	5,259,589
Basic and diluted net (loss) income per share	$ (0.02)	$ 0.02		$ 0.01	$ 0.06	$ 0.07
Earnings Per Share, Diluted						$ 0.07
Outstanding common stock [Member]
Numerator:
Allocation of net (loss) income	$ (36,079)	$ 25,606	$ (310)	$ 21,980	$ 90,967	$ (110,383)
Denominator:
Weighted-average shares outstanding	1,537,500	1,537,500	1,537,500	1,537,500	1,537,500	1,537,500
Basic and diluted net (loss) income per share	$ (0.02)	$ 0.02	$ 0	$ 0.01	$ 0.06	$ 0.07
Earnings Per Share, Diluted			$ 0			$ 0.07